Consolidated Income Statements (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Sales	$ 1,564.0	$ 771.4	$ 880.2	$ 993.6	$ 1,513.3	$ 716.2	$ 853.9	$ 900.0	$ 4,209.2	$ 3,983.4	$ 3,749.2
Cost of sales									(2,628.7)	(2,446.0)	(2,311.6)
Gross margin	648.8	239.2	309.7	382.8	637.1	235.4	311.2	353.7	1,580.5	1,537.4	1,437.6
Selling, general and administrative expenses									(1,196.7)	(1,138.3)	(1,056.7)
Other operating income, net									186.7	161.4	126.5
Operating income									570.5	560.5	507.4
Interest expense, net									(4.0)	(3.6)	(5.3)
(Loss) income before income taxes									566.5	556.9	502.1
Income taxes									(198.5)	(197.0)	(177.7)
Net income	$ 175.2	$ 33.6	$ 67.4	$ 91.8	$ 171.8	$ 34.9	$ 70.7	$ 82.5	$ 368.0	$ 359.9	$ 324.4
Earnings per share: basic	$ 2.20	$ 0.42	$ 0.84	$ 1.14	$ 2.13	$ 0.43	$ 0.86	$ 0.96	$ 4.59	$ 4.37	$ 3.76
Earnings per share: diluted	$ 2.18	$ 0.42	$ 0.84	$ 1.13	$ 2.12	$ 0.43	$ 0.85	$ 0.96	$ 4.56	$ 4.35	$ 3.73
Weighted average common shares outstanding: basic									80.2	82.3	86.2
Weighted average common shares outstanding: diluted									80.7	82.8	87.0
Dividends declared per share									$ 0.60	$ 0.48	$ 0.20